Segment Information - Analysis of Carrying Amount of Non-Current Assets, Being Property, Plant and Equipment, Exploration and Evaluation Assets and Other Intangible Assets and Leasehold Land Prepayments Analysed by Geographical Area (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of geographical areas [line items]
Non current assets	₨ 1,040,012	$ 13,795	₨ 1,182,212
India [member]
Disclosure of geographical areas [line items]
Non current assets	973,821	12,917	1,108,375
South Africa [member]
Disclosure of geographical areas [line items]
Non current assets	37,231	494	41,863
Namibia [member]
Disclosure of geographical areas [line items]
Non current assets	7,500	99	9,949
Taiwan [member]
Disclosure of geographical areas [line items]
Non current assets	11,620	154	12,197
Others [member]
Disclosure of geographical areas [line items]
Non current assets	₨ 9,840	$ 131	₨ 9,828